NON-CONTROLLING INTERESTS AND BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2017
NON-CONTROLLING INTERESTS AND BUSINESS ACQUISITIONS
NON-CONTROLLING INTERESTS AND BUSINESS ACQUISITIONS

11.NON-CONTROLLING INTERESTS AND BUSINESS ACQUISITIONS

(a)Non-controlling interests acquisitions

2015

•

On March 20, 2015, TVA Group completed a rights offering, whereby TVA Group received aggregate gross proceeds of $110.0 million from the issuance of 19,434,629 Class B Shares, non-voting, participating, without par value of TVA Group (“TVA Group Class B Shares”). Under the rights offering, Quebecor Media has subscribed to 17,300,259 TVA Group Class B Shares at a total cost of $97.9 million; accordingly, its aggregate equity interest in TVA Group increased from 51.5% to 68.4%. The increase of Quebecor Media’s interest in TVA Group was accounted for as an equity transaction and resulted in a decrease of deficit of $18.7 million and in an equivalent decrease of non-controlling interests.

•	Other non-controlling interests acquisitions were made in 2015, resulting in an increase of deficit of $2.2 million and in an equivalent increase of non-controlling interests.

(b)Business acquisitions

2017

•	In 2017, the Corporation acquired a business, included in the Sports and Entertainment segment, for a cash consideration of $0.2 million.

2016

•

On January 7, 2016, Videotron acquired Fibrenoire inc., a company that provides businesses with fibre-optic connectivity services, for a purchase price of $125.0 million. At closing, Videotron paid an amount of $119.1 million, net of cash acquired of $1.8 million. A post-closing adjustment of $0.2 million was received in the second quarter of 2016. The purchase price balance was paid in February 2017 for an amount of $5.6 million plus interests of $0.3 million.

•	An amount of $0.6 million was also paid in 2016 relating to balances payable on prior business acquisitions.

2015

•

On March 11, 2015, the Telecommunications segment acquired 4Degrees Colocation Inc. (“4Degrees Colocation”) and its data center, the largest in Québec City, for a purchase price of $35.5 million in cash. A post-closing adjustment of $0.2 million was received in the second quarter of 2015. The acquisition enables Videotron to meet its business customers’ growing technological and hosting needs.

•

On April 12, 2015, TVA Group acquired 14 magazines, including some magazines that are owned and operated in partnership, for a purchase price of $55.5 million in cash and a post-closing adjustment of $0.8 million, paid in the fourth quarter of 2015. The transaction is in line with the strategy of investing in the production and distribution of high-quality, rich, diverse entertainment and news media content.

•	In 2015, the Corporation also acquired other businesses, such as Marathon de Québec, included in the Sports and Entertainment segment.

The purchase price allocation between the fair value of identifiable assets and liabilities related to business acquisitions in 2016 and 2015 is summarized as follows:

	2016	2015

Assets acquired
Non-cash current assets	$5.5	$20.1
Property, plant and equipment	32.7	13.9
Intangible assets	15.6	32.0
Goodwill	87.1	48.8
Other assets	—	2.1

	140.9	116.9
Liabilities assumed
Non-cash current liabilities	(3.1)	(21.2)
Deferred income taxes	(7.5)	(0.2)
Other long-term liabilities	(5.7)	—

	(16.3)	(21.4)

Net assets acquired at fair value	124.6	95.5
Non-controlling interests	—	(0.8)

	$124.6	$94.7

Consideration
Cash	$119.0	$94.5
Balance payable	5.6	0.2

	$124.6	$94.7

No amount of goodwill is deductible for tax purposes in 2017 ($0.1 million in 2016 and $7.6 million in 2015).